Notes to the consolidated statements of income	6 Months Ended
Jun. 30, 2025
Notes to the consolidated statements of income
Notes to the consolidated statements of income

3.    Notes to the consolidated statements of income

a)    Revenue

The Company has recognized the following revenue in the consolidated statements of income for the three and six months ended June 30, 2025 and 2024:

Revenue

in € K

	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

	For the three months ended June 30, 2025
Healthcare services	3,225,352	—	—	3,225,352
Healthcare products	1,058,347	—	19,735	1,078,082
Insurance contracts	—	488,279	—	488,279
Total	4,283,699	488,279	19,735	4,791,713

	For the three months ended June 30, 2024
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Healthcare services	3,329,015	—	—	3,329,015
Healthcare products	1,024,683	—	19,617	1,044,300
Insurance contracts	—	393,123	—	393,123
Total	4,353,698	393,123	19,617	4,766,438

	For the six months ended June 30, 2025
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Healthcare services	6,501,665	—	—	6,501,665
Healthcare products	2,137,538	—	42,325	2,179,863
Insurance contracts	—	991,639	—	991,639
Total	8,639,203	991,639	42,325	9,673,167

	For the six months ended June 30, 2024
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Healthcare services	6,694,351	—	—	6,694,351
Healthcare products	1,978,767	—	41,791	2,020,558
Insurance contracts	—	776,051	—	776,051
Total	8,673,118	776,051	41,791	9,490,960

The following table contains a disaggregation of revenue by categories for the three and six months ended June 30, 2025 and 2024:

Disaggregation of revenue by categories

in € K

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Care Delivery	3,380,682	3,480,947	6,827,510	6,961,662
Thereof: U.S.	2,817,322	2,866,963	5,708,592	5,661,283
Thereof: International	563,360	613,984	1,118,918	1,300,379
Value-Based Care	505,695	414,574	1,035,186	838,101
Care Enablement	1,347,843	1,363,370	2,714,775	2,660,428
Inter-segment eliminations	(442,507)	(492,453)	(904,304)	(969,231)
Total	4,791,713	4,766,438	9,673,167	9,490,960

For further information on segment revenues, including a split between revenue from internal and external customers, see note 13.

b)    Selling, general and administrative expense

Selling, general and administrative expense recorded in the consolidated statements of income comprises both distribution costs as well as general and administrative expense. Distribution costs are generated in the selling, marketing and warehousing functions of the Company which are not attributable to production or research and development (R&D). General and administrative expense is generated in the administrative function of the Company’s business and is not attributable to selling, production or R&D.

The following table discloses the distribution costs as well as general and administrative expense recorded by the Company for the three and six months ended June 30, 2025 and 2024:

Selling, general and administrative expense

in € K

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Distribution costs	184,252	190,974	374,745	381,536
General and administrative expense	607,727	580,492	1,167,920	1,165,574
Selling, general and administrative expense	791,979	771,466	1,542,665	1,547,110

c)    Other operating income and expense

The following table contains reconciliations of the amounts included in other operating income and expense for the three and six months ended June 30, 2025 and 2024:

Other operating income

in € K

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Foreign exchange gains	293,395	58,034	408,311	119,710
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	4,109	3,676	6,571	6,821
Revaluation of certain investments (1)	7,506	45,886	7,506	61,083
Income from strategic transactions and programs	7,483	84,391	7,937	87,497
Other	30,452	35,942	53,935	66,317
Other operating income	342,945	227,929	484,260	341,428

Other operating expense

in € K

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Foreign exchange losses	311,644	64,807	433,821	135,223
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	1,626	1,006	2,962	3,070
Revaluation of certain investments (1)	(2,460)	—	65,146	—
Expenses from strategic transactions and programs	15,976	107,475	40,859	262,430
Other	20,317	11,929	51,883	31,029
Other operating expense	347,103	185,217	594,671	431,752

(1)

Primarily driven by the remeasurement of the Company’s investment in Humacyte, Inc. for the three and six months ended June 30, 2025 and by both the remeasurement of the Company’s investment in Humacyte, Inc. and the remeasurement of receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc. in the U.S. for the three and six months ended June 30, 2024.

Included within the “income from strategic transactions and programs” line item in other operating income are the gains from divestitures of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization, defined below. For the three and six months ended June 30, 2025, the amounts primarily relate to the recovery of receivables associated with the divestiture of the Company’s service business in Ecuador. For the three and six months ended June 30, 2024, the amounts primarily relate to the divestiture of the Cura Day Hospitals Group in Australia as part of Legacy Portfolio Optimization.

Included within the “expenses from strategic transactions and programs” line item in other operating expense are the divestitures (including proposed divestitures as of each reporting date and associated impairment losses) of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization, defined below, and the FME25+ Program, as defined below. For further information on the proposed divestitures and associated impairment losses, see note 2. Consistent with the Company’s policy to present impairment losses within other operating expense, such costs related to cost of revenues, selling, general and administrative expense or R&D expenses are included within other operating expense. “Expenses from strategic transactions and programs” primarily consist of:

●	strategic divestiture program expenses identified during the review of the Company’s business portfolio, mainly due to exiting unsustainable markets and divesting non-core businesses, as well as the cessation of certain R&D programs to enable more focused capital allocation towards areas in the Company’s core business that are expected to have higher profitable growth (Legacy Portfolio Optimization). For the three and six months ended June 30, 2025, the amounts include the proposed divestitures identified in note 2 and related severance payments, impairment losses resulting from the measurement of assets held for sale (related to the Company’s businesses in Brazil, Kazakhstan and Malaysia) and impairment losses primarily related to right-of-use assets. For the three and six months ended June 30, 2024, the amounts include the proposed divestitures in Guatemala, Curacao, Peru, Brazil and Colombia in connection with its Legacy Portfolio Optimization program and the divestitures of the Company’s service businesses in Chile, Ecuador, Sub-Saharan Africa, Turkiye and the Cura Day Hospitals Group in Australia in connection of with its Legacy Portfolio Optimization. For the six months ended June 30, 2025, the Company recorded a loss related to reclassification adjustments of foreign currency translation in the amount of €1,005, none of which is related to the Legacy Portfolio Optimization program. No such loss was recorded for the three months ended June 30, 2025. For the three and six months ended June 30, 2024, the Company recorded a loss related to reclassification adjustments of foreign currency translation in the amount of €11,936 and €96,976, respectively, which related to the Legacy Portfolio Optimization program. Reclassification adjustments of foreign currency translation that do not relate to strategic programs are included in the “other” line item in the table above;
●	certain impairment losses in connection with the transformation of the Company’s operating structure and steps to achieve cost savings (FME25 Program), which was expanded by two years, the overall savings target increased and was renamed to the FME25+ Program (FME25+ Program); and
●	certain costs associated with the change of the legal form of the Company from a partnership limited by shares (Kommanditgesellschaft auf Aktien – KGaA) into an AG (the Conversion) in 2023, primarily related to the requisite relabeling of its products, transaction costs (such as costs for external advisors and conducting an extraordinary general meeting) and costs related to the establishment of dedicated administrative functions required to manage certain services which have historically been administered at the Fresenius SE group level and paid by the Company through corporate charges (Legal Form Conversion Costs).

Expenses from strategic transactions and programs comprised the following for the three and six months ended June 30, 2025 and 2024:

Expenses from strategic transactions and programs

in € K

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Impairment of intangible and tangible assets(1)	10,861	1,417	12,468	2,464
Legacy Portfolio Optimization	10,540	—	12,147	—
FME25+ Program	321	1,417	321	2,464
Impairment resulting from the measurement of assets held for sale	2,846	(3,375)	8,864	120,177
Legacy Portfolio Optimization	2,846	(3,375)	8,864	120,177
Loss from the sale of business	—	84,059	—	109,047
Legacy Portfolio Optimization	—	84,059	—	109,047
Other(2)	2,269	25,374	19,527	30,742
Legacy Portfolio Optimization	1,116	23,321	18,065	27,473
Legal Form Conversion Costs	1,153	2,053	1,462	3,269
Expenses from strategic transactions and programs	15,976	107,475	40,859	262,430
(1)	For the three and six months ended June 30, 2025, the amounts primarily relate to cost of revenues and selling, general and administrative expense. For the three and six months ended June 30, 2024, the amounts relate primarily to cost of revenues and R&D expense.
(2)	For the three and six months ended June 30, 2025 and 2024, the amounts primarily relate to selling, general and administrative expense.

For more information on the disposal groups classified as held for sale, see note 2.

d)    Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three and six months ended June 30, 2025 and 2024:

Reconciliation of basic and diluted earnings per share

in € K, except share and per share data

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Numerator:
Net income attributable to shareholders of FME AG	225,270	187,028	376,492	257,987

Denominators:
Weighted average number of shares outstanding	293,413,449	293,413,449	293,413,449	293,413,449
Potentially dilutive shares	—	—	—	—

Basic earnings per share	0.77	0.64	1.28	0.88
Diluted earnings per share	0.77	0.64	1.28	0.88